Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of stock options granted to employees		$ 3.60
Unrecognized compensation expense		$ 4,071
Unvested restricted stock period		1 year
Stock-based compensation expense		$ 646	$ 233
Capitalized Internal-use Software Costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 40	$ 23
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Stock based award vesting description		Stock options granted generally vest in 2 ways: (i) new hire grants vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months and (ii) annual option grants vest monthly over 48 months.
Option expire term		10 years
Unrecognized compensation expense, weighted average period for recognize		3 years 1 month 6 days
Requisite service period		4 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 138
Time Based Restricted Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 36
Performance-Based Restricted stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested restricted stock period		3 months
Stock-based compensation expense		$ 8
Modification of Terms of Profit Interest Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 127
First Year from Commencement Date | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage		25.00%
Tranche Two | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		48 months
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance				807,326
2020 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock shares issued			622,126
Restricted stock			490,379
2020 Plan | Unrestricted Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards vested and converted			104,598
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance	3,600,000
Percentage of increase in common stock reserved and available for issuance	5.00%
2021 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock shares issued		0
Restricted stock		202,482
Restricted stock, forfeited		52,263
Restricted stock, vested		235,634